Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of deferred tax liabilities and assets
Significant components of our deferred tax liabilities and assets are as follows (in thousands):

	2012	2011
Deferred tax liabilities:
Partnership differences	$29,745	$38,385
Deferred revenue	23,139	17,326
Capitalized interest	16,157	—
Total deferred tax liabilities	$69,041	$55,711

Deferred tax assets:
Net operating, capital and other loss carryforwards	$66,145	$56,032
Provision for impairments on real estate assets	33,321	33,321
Depreciation	—	1,073
Receivables	1,183	3,724
Accrued liabilities	8,500	8,163
Intangibles - management contracts	561	1,126
Tax credit carryforwards	7,724	7,610
Equity compensation	898	947
Other	68	179
Total deferred tax assets	118,400	112,175
Valuation allowance	(4,531)	(4,531)
Net deferred income tax assets	$44,828	$51,933

Reconciliation of unrecognized tax benefits
A reconciliation of the beginning and ending balance of our unrecognized tax benefits is presented below (in thousands):

	2012	2011	2010
Balance at January 1	$3,917	$4,071	$3,079
Reductions as a result of a lapse of the applicable statutes	(684)	—	—
Additions (reductions) based on tax positions related to prior years	303	(154)	992
Balance at December 31	$3,536	$3,917	$4,071

Components of the provision (benefit) for income taxes
Significant components of the benefit for income taxes are as follows and are classified within income tax benefit in continuing operations and income from discontinued operations, net in our statements of operations for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Current:
Federal	$—	$(109)	$—
State	1,047	604	1,395
Total current	1,047	495	1,395

Deferred:
Federal	7,116	(143)	(10,912)
State	812	(903)	(1,380)
Total deferred	7,928	(1,046)	(12,292)
Total expense (benefit)	$8,975	$(551)	$(10,897)
Classification:
Continuing operations	$(929)	$(6,541)	$(16,839)
Discontinued operations	$9,904	$5,990	$5,942

Reconciliation of income tax attributable to continuing and discontinued operations
The reconciliation of income tax attributable to continuing and discontinued operations computed at the U.S. statutory rate to income tax expense (benefit) is shown below (dollars in thousands):

	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Tax at U.S. statutory rates on consolidated income (loss) subject to tax	6,642	35.0%	1,756	35.0%	(17,622)	35.0%
State income tax, net of Federal tax benefit	1,859	9.8%	(299)	(6.0)%	14	—%
Effect of permanent differences	(256)	(1.3)%	(565)	(11.3)%	(673)	1.3%
Tax effect of intercompany transfers of assets between the REIT and taxable REIT subsidiaries (1)	730	3.8%	(1,965)	(39.2)%	5,694	(11.3)%
Write-off of excess tax basis	—	—%	—	—%	(132)	0.3%
Increase in valuation allowance	—	—%	522	10.4%	1,822	(3.6)%
	8,975	47.3%	(551)	(11.1)%	(10,897)	21.7%

(1)
Includes the effect of assets contributed by the Aimco Operating Partnership to taxable REIT subsidiaries, for which deferred tax expense or benefit was recognized upon the sale or impairment of the asset by the taxable REIT subsidiary.

Dividends paid to holders of Common Stock
For the years ended December 31, 2012, 2011 and 2010, dividends per share held for the entire year were estimated to be taxable as follows:

	2012		2011		2010
	Amount	Percentage	Amount	Percentage	Amount	Percentage
Ordinary income	$—	—%	$—	—%	$0.04	13.3%
Capital gains	0.35	46.6%	0.12	24.0%	0.06	20.0%
Qualified dividends	—	—%	—	—%	—	—%
Unrecaptured Section 1250 gain	0.41	53.4%	0.36	76.0%	0.20	66.7%
	$0.76	100.0%	$0.48	100.0%	$0.30	100.0%
We designated the per share amounts above as capital gain dividends in accordance with the requirements under the Code. Additionally, we designated as capital gain dividends a like portion of preferred dividends.